Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 516,661	$ 375,833	$ 325,218
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	202,107	19,492	(51,130)
Unrealized (loss)/gain on available-for-sale investments, net of tax effect of US$6,191, US$1,418 and US$50 for the years ended May 31, 2024, 2025 and 2026, respectively	3,170	(4,252)	(18,843)
Other comprehensive (loss)/income, net of tax	205,277	15,240	(69,973)
Comprehensive income	721,938	391,073	255,245
Comprehensive income attributable to non-controlling interests	53,230	4,191	14,031
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 668,708	$ 386,882	$ 241,214